Other Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Prepayments	$ 3,281,382	$ 6,679,168
Tax advances	1,894,212	2,364,960
Advances to personnel	730,848	570,638
Advances to suppliers of goods	506,322	241,658
Other miscellaneous assets	284,984	417,552
Foreclosed assets	14,410	24,027
Others	146,478	87,992
TOTAL	$ 6,858,636	$ 10,385,995